Real Estate Note Investments (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) realEstateUnit extension	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)
Common Equity Investment | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Debt instrument equity value	$ 17,900,000
Dolce B Note | Commercial Mortgage Backed Securities
Real Estate [Line Items]
Notes issued	6,412,091	$ 1,793,771
Face value of note	10,000,000
Total notes issued	$ 8,205,862
Number of units | realEstateUnit	366
Number of extensions | extension	2
Term of extension (in years)	6 months
Dolce B Note | Commercial Mortgage Backed Securities | Maximum
Real Estate [Line Items]
Face value of note	$ 10,500,000
Dolce B Note | Commercial Mortgage Backed Securities | London Interbank Offered Rate (LIBOR)
Real Estate [Line Items]
Interest rate on note issued	9.50%
Variable rate floor	2.50%
Interest rate floor	12.00%
Dolce B Note | Commercial Mortgage Backed Securities | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Net interest income	$ 575,839	$ 44,777
Dolce A Note | Commercial Mortgage Backed Securities | Dolce Twin Creeks Phase 2
Real Estate [Line Items]
Debt instrument face amount			$ 45,500,000